Maintenance Expenses - Summary of Maintenance Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Aviation repair and maintenance charges	¥ 6,729	¥ 7,890	¥ 9,101
Staff payroll and welfare	3,162	2,994	2,875
Maintenance materials	1,333	1,278	1,399
Maintenance expenses	¥ 11,224	¥ 12,162	¥ 13,375